Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Deficit [Member]	Attributable to Shareholders of the Parent Company [Member]	Non-Controlling Interest [Member]	Total
Beginning Balance at Aug. 31, 2018	$ 818,454	$ 25,950	$ (159,742)	$ (721,125)	$ (36,463)	$ 11,152	$ (25,311)
Beginning Balance (Shares) at Aug. 31, 2018							29,103,411
Statements [Line Items]
Stock based compensation		16			16		$ 16
Warrants exercised	39				39		$ 39
Warrants exercised (shares)							22,500
Transactions with non-controlling interest				378	378	1,457	$ 1,835
Foreign currency translation adjustment			2,817		2,817		2,817
Net loss for the period				(5,640)	(5,640)		(5,640)
Ending Balance at Nov. 30, 2018	818,493	25,966	(156,925)	(726,387)	(38,853)	12,609	$ (26,244)
Ending Balance (Shares) at Nov. 30, 2018							29,125,911
Statements [Line Items]
Stock based compensation		811			811		$ 811
Share issuance costs	(1,876)				(1,876)		(1,876)
Warrants exercised	1,942				1,942		$ 1,942
Warrants exercised (shares)							1,026,270
Shares issued for interest on convertible note	687				687		$ 687
Shares issued for interest on convertible note (Shares)							545,721
Share issuance - financing	35,024				35,024		$ 35,024
Share issuance - financing (Shares)							27,077,885
Shares issued for loan facility	1,000				1,000		$ 1,000
Shares issued for loan facility (Shares)							800,000
Contributions of Waterberg JV Co				(1,495)	(1,495)	2,842	$ 1,347
Foreign currency translation adjustment			(2,712)		(2,712)		(2,712)
Net loss for the period				(11,136)	(11,136)		(11,136)
Ending Balance at Aug. 31, 2019	855,270	26,777	(159,637)	(739,018)	(16,608)	15,451	$ (1,157)
Ending Balance (Shares) at Aug. 31, 2019							58,575,787
Statements [Line Items]
Stock based compensation		252			252		$ 252
Share issuance costs	(157)				(157)		(157)
Warrants exercised	55				55		$ 55
Warrants exercised (shares)							28,040
Contributions of Waterberg JV Co				(121)	(121)	459	$ 338
Foreign currency translation adjustment			1,352		1,352		1,352
Net loss for the period				554	554		554
Ending Balance at Nov. 30, 2019	$ 855,168	$ 27,029	$ (158,285)	$ (738,585)	$ (14,673)	$ 15,910	$ 1,237
Ending Balance (Shares) at Nov. 30, 2019							58,603,827